COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

280 Park Avenue, 10th Floor

New York, New York 10017

February 12, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: John Grzeskiewicz, Senior Counsel and Kathy Churko

Re:	Cohen & Steers Total Return Realty Fund, Inc.
Registration Statement on Form N-14
File Numbers: 333-193107; 811-07154

Ladies and Gentlemen:

On behalf of Cohen & Steers Total Return Realty Fund, Inc. (“RFI”), transmitted for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Pre-Effective Amendment No. 1 (“Amendment No. 1”) under the Securities Act to RFI’s Registration Statement on Form N-14 filed with the Securities and Exchange Commission (the “Commission”) on December 27, 2013 (the “Registration Statement”).

Amendment No. 1 is marked to show changes made in response to comments of the Commission’s staff (the “Staff”) on the Registration Statement that were provided to us by John Grzeskiewicz and Kathy Churko of the Staff by telephone on January 23, 2014. For the convenience of the Staff, these comments have been restated below in their entirety. RFI’s response follows each comment. References in the responses to RFI’s combined prospectus/proxy statement (the “Prospectus/Proxy”) or statement of additional information are to those filed as part of Amendment No. 1. In addition to revisions made in response to Staff comments, certain other stylistic and clarifying changes have been made in Amendment No. 1. Capitalized terms used but not defined herein have the meanings assigned to them in Amendment No. 1.

COVER PAGE

1.	Staff Comment: Please include the Securities Act of 1933 number on the amended Registration Statement that was generated upon the initial filing.

Response: The requested change has been made.

IMPORTANT NEWS FOR STOCKHOLDERS

2.	Staff Comment: In the answer to “Why Is the Meeting Being Held?” please briefly explain the other proposals stockholders of RFI are being asked consider and vote upon. Please make the necessary revisions, as appropriate, throughout the Registration Statement.

Response: The requested change has been made.

3.	Staff Comment: Please disclose the considerations evaluated by Boards of Directors in determining that DVM be reorganized into RFI, which has less assets under management than DVM. Please make the necessary revisions, as appropriate, throughout the Registration Statement.

Response: The requested change has been made.

4.	Staff Comment: Please place greater emphasis on the implementation of the new administration fee, including disclosing the entity to which the fee will be paid and who has provided such services to the Acquiring Fund. If such services were previously provided pursuant to an investment advisory agreement, explain why shareholders of the Acquiring Fund are not required to vote on the implementation of the new administration fee. Please make the necessary revisions, as appropriate, throughout the Registration Statement.

Response: The requested change has been made to place greater emphasis on the implementation of the new administration fee, including disclosing the entity to which the fee will be paid. The Investment Advisory Agreement of the Acquiring Fund expressly states that the Acquiring Fund will retain and pay for an administrator to administer all aspects of the fund’s operations other than those the adviser is responsible for under the Investment Advisory Agreement. The Acquiring Fund believes its shareholders are not required to vote on the retention and payment of an administrator to provide such services.

5.	Staff Comment: Please explain how the new administration fee will affect the Funds’ fees and expenses, explaining whether the fee reduction expected to be realized by both Funds’ stockholders reflects the implementation of the new administration fee. In addition, please qualify the disclosure by stating that this is the best estimate as of a given date.

Response: The requested change has been made.

6.	Staff Comment: Please disclose an amount for the estimated costs of Reorganization to be borne by each Fund’s stockholders. Please make the necessary revisions, as appropriate, throughout the Registration Statement.

Response: The requested change has been made.

7.	Staff Comment: Please clearly disclose all of the matters to be voted upon, enumerating the Board of Directors recommendation regarding each Proposal as well as whether one Proposal is or is not contingent on other Proposals. Please make the necessary revisions, as appropriate, throughout the Registration Statement.

Response: The requested change has been made.

PROSPECTUS/PROXY

Introduction

8.	Staff Comment: Please explain the result if Proposals 3 and 4 are not approved by stockholders of RFI and clarify whether Proposals 3 and 4 are contingent upon the approval of Proposals 1 and 2. Please make the necessary revisions, as appropriate, throughout the Registration Statement.

Response: The requested change has been made.

Proposal 1

Summary - Fees and Expenses

9.	Staff Comment: Please revise the fee table to reflect the most recent period for which financial statements were prepared and distributed to stockholders (i.e. the period ended June 30, 2013). The fee and expense table is required to tie to the fees and expenses set forth in the pro forma financial statements included the Statement of Additional Information. Also, if applicable, once the table is revised, explain the reasons for lower fees if the overall assets of the Funds have decreased since the most recently completed prior period.

Response: The requested change has been made.

Comparison of Investment Objective, Strategies and Principal Risks of Investing in the Funds – Investment Risks

10.	Staff Comment: Please enhance the risk disclosure regarding the differences between a diversified versus a non-diversified investment company, and include such disclosure in the “Important News for Stockholders” section at the beginning of the Registration Statement.

Response: The requested change has been made.

Information About the Proposed Reorganization – Material U.S. Federal Income Tax Consequences

11.	On page 32 of the Registration Statement, please expand the third paragraph which begins “A portion of the portfolio assets of Acquired Fund…” to include the percentage of the DVM’s portfolio to be sold, and the estimated capital gains and/or losses and transaction costs associated with such sale of portfolio securities, including per share costs. Also, please confirm whether the Acquired Fund will comply with its investment policies during the transition of its portfolio. Please make the necessary revisions, as appropriate, throughout the Registration Statement, including on page 33 under the heading “Portfolio Securities”.

Response: The requested changes have been made. The third paragraph has been revised as follows:

A portion of the portfolio assets of the Acquired Fund may be sold in connection with the Reorganization. The actual tax consequences effect of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund’s basis in such assets. It is expected that DVM prior to the Closing and the combined Fund post the Closing will each sell a portion of DVM’s dividend paying large cap value securities in connection with the Reorganization. Please see “Portfolio Securities” below for further information.

12.	Staff Comment: Please reconcile the disclosure on the bottom of page 32 of the Registration Statement regarding DVM’s capital loss carryforwards with the statement set forth on page 33 under the heading “Portfolio Securities” regarding the use of capital loss carryfowards to offset any of the Acquired Fund’s capital gains realized from the sale of portfolio securities. Please make sure the date as of which this disclosure applies. Please make the necessary revisions, as appropriate, throughout the Registration Statement.

Response: The requested changes have been made. The disclosure regarding DVM’s capital loss carryforwards and “Portfolio Securities” section have been revised as follows:

Information Regarding Tax Capital Loss Carryforwards

Based on DVM’s investment portfolio as of October 31, 2013, it is estimated that DVM will use its capital loss carryforwards to offset capital gains generated upon the sale of a portion of its dividend paying large cap value securities prior to the Closing. As a result, it is not expected that any unused capital loss carryforwards will be transferred to RFI. Please see “Portfolio Securities” below for further information.

PORTFOLIO SECURITIES

Because DVM has an investment policy to invest, under normal circumstances, at least 25% of its assets in dividend paying large cap value securities and RFI does not focus its investments in such securities, the Investment Manager expects to dispose of DVM’s dividend paying large cap value securities in connection with the Reorganization. As of October 31, 2013, dividend paying large cap value securities comprised approximately 54% of DVM’s portfolio. It is estimated that if the Reorganization had occurred on October 31, 2013, to minimize the tax impact to the Funds’ stockholders, the Investment Manager would have sold approximately 61% of DVM’s dividend paying large cap value investments prior to the Closing and the remainder would have been sold by the combined Fund immediately after the Closing. If stockholders approve the Reorganization, in order for DVM to reposition its portfolio, DVM may not be in compliance with its policy to invest at least 25% of its assets in dividend paying large cap value securities during the period between the date the Reorganization is approved and the Closing. The tax impact to stockholders of DVM on the sale of certain DVM portfolio assets during the period between the date the Reorganization is approved and the Closing will depend on the difference between the price at which such assets are sold and DVM’s tax basis in such assets. Any capital gains recognized in these sales on a net basis, after the application of any available capital loss carryforwards, will be distributed to DVM’s stockholders as capital gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net short-term capital gain) during or with respect to DVM’s taxable year that ends on the day of the Closing, and such distributions will be taxable to stockholders. As of October 31, 2013, any capital gains recognized by DVM as a result of repositioning a portion of its portfolio prior to the Closing are expected to be offset against the aggregate amount of DVM’s unused capital loss carryforwards and distributions in excess of income earned. The estimated transaction costs associated with selling certain dividend paying large cap value securities and repositioning DVM’s portfolio prior to the Closing are $0.007 per DVM share, and would be borne by DVM stockholders only.

In addition, the combined Fund would sell any remaining dividend paying large cap value securities that were transferred to it on the Closing. As of October 31, 2013, it is expected that the combined Fund would have recognized $0.45 per share in capital gains as a result of liquidating any remaining dividend paying large cap value securities. This estimated per share capital gain distribution for the combined Fund is expected to be less than the estimated capital gain distribution each Fund’s stockholders would receive if the Funds continued to operate in the normal course of business during 2014 without reorganizing.

The estimated transaction costs associated with the combined Fund selling dividend paying large cap value securities and repositioning the combined Fund’s portfolio post the Closing are estimated to be $0.002 per share, and such costs would be borne by stockholders of the combined Fund. Please note the above estimates are as of October 31, 2013 and may vary significantly from those experienced by the Funds in the Reorganization as a consequence of developments in the financial markets or other factors, and the Investment Manager, in conjunction with the Funds’ Boards, may manage the disposition of DVM’s dividend paying large cap value securities in a manner otherwise than as described herein.

Information about Management of the Funds—Portfolio Managers of the Funds

13.	Staff Comment: Please add the month in which each portfolio manager became a portfolio manager of the Funds.

Response: The requested changes have been made.

Additional Information About the Funds—Past Performance

14.	Staff Comment: Please add the since inception dates to the Total Returns table.

Response: The requested changes have been made.

Capitalization

15.	Staff Comment: Footnote 1 to the Pro Forma Combined Capitalization Table as of June 30, 2013 (Unaudited) states $137,000 and $88,000 of reorganization expenses are attributable to DVM and RFI, respectively; however, different amounts appear in the pro forma financial statements included in the SAI. Please reconcile these disclosures.

Response: The requested changes have been made.

STATEMENT OF ADDITIONAL INFORMATION

Pro Forma Financial Statements

16.	Staff Comment: Please reflect the securities to be sold by the Acquired Fund in connection with the Reorganization, and show the sale of securities as an adjustment to cash on the Schedule of Investments and Statement of Assets and Liabilities.

Response: The requested change has been made.

17.	Staff Comment: Please revise the numbering of the footnotes to the Statement of Operations, specifically changing the last footnote to footnote number 4.

Response: The requested change has been made.

General

18.	Staff Comment: Please confirm that the NAST analysis was conducted and the proposed Reorganization is supported by the analysis.

Response: A NAST analysis has been performed and the Funds believe it supports selection of RFI as the accounting and performance survivor in the proposed Reorganization.

19.	Staff Comment: Please include an updated auditor’s consent in support of the financial statements if the Registration Statement is declared effective more than 30 days after the date of the consent included in the filing.

Response: An updated auditor’s consent has been included with Amendment No. 1.

20.	Staff Comment: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filing reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the Fund and its management are in possession of all facts relating to the Fund’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Notwithstanding our comments, please furnish a letter acknowledging that

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response: The requested letter from the Fund is filed with this letter.

*    *    *    *    *

We hope the Staff finds this letter and the revisions in Amendment No. 1 responsive to comments on the Registration Statement. The Fund would like the Registration Statement to be declared effective on February 11, 2014, and, thus, we would appreciate a prompt review by the Staff of Amendment No. 1. Should members of the Staff have any questions or comments regarding Amendment No. 1, they should call the undersigned at 212.796.9361.

Sincerely yours,

/s/ Tina M. Payne

Tina M. Payne

February 12, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: John Grzeskiewicz, Senior Counsel and Kathy Churko

Re:	Cohen & Steers Total Return Realty Fund, Inc.
Registration Statement on Form N-14
File Numbers: 333-193107; 811-07154

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By: /s/ Tina M. Payne

       Tina M. Payne

       Assistant Secretary